ACCRUALS AND OTHER PAYABLES - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Apr. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCRUALS AND OTHER PAYABLES
Provision of FTE and other services - recognized in other income				$ 1.3	$ 1.2	$ 0.4
American Depositary Share
ACCRUALS AND OTHER PAYABLES
Proceeds from non-refundable incentive	$ 0.7	$ 1.2	$ 1.9